Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	INVESTMENT MANAGERS SERIES TRUST
Entity Central Index Key	0001318342
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000105973 [Member]
Shareholder Report [Line Items]
Fund Name	Towle Value Fund
Class Name	Towle Value Fund
Trading Symbol	TDVFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Towle Value Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/towle/. You can also request this information by contacting us at 1-888-99TOWLE (888-998-6953).
Additional Information Phone Number	1-888-99TOWLE (888-998-6953)
Additional Information Website	https://funddocs.filepoint.com/towle/
Expenses [Text Block]	Fund Expenses (Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Towle Value Fund (TDVFX)	$56	1.20%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.20% [1]
Net Assets	$ 74,118,110
Holdings Count | Holding	44
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$74,118,110
Total number of portfolio holdings	44
Portfolio turnover rate as of the end of the reporting period	26%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
Tyson Foods, Inc. - Class A	3.7%
Dana, Inc.	3.4%
Petco Health & Wellness Co., Inc.	3.3%
Southwest Airlines Co.	3.3%
Advance Auto Parts, Inc.	2.7%
Under Armour, Inc. - Class A	2.7%
HF Sinclair Corp.	2.6%
Ryerson Holding Corp.	2.5%
DXC Technology Co.	2.5%
Sonic Automotive, Inc. - Class A	2.5%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Tyson Foods, Inc. - Class A	3.7%
Dana, Inc.	3.4%
Petco Health & Wellness Co., Inc.	3.3%
Southwest Airlines Co.	3.3%
Advance Auto Parts, Inc.	2.7%
Under Armour, Inc. - Class A	2.7%
HF Sinclair Corp.	2.6%
Ryerson Holding Corp.	2.5%
DXC Technology Co.	2.5%
Sonic Automotive, Inc. - Class A	2.5%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.

[1]	Annualized.